STOCK WARRANTS (10K)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
STOCK WARRANTS [Abstract]
STOCK WARRANTS
NOTE 9.	STOCK WARRANTS

RLJE had the following warrants outstanding:

	March 31, 2015
(In thousands, except per share data)	Shares	Exercise Price	Remaining Life
Registered warrants	15,375	$12.00	2.5 years
Sponsor warrants	3,817	$12.00	2.5 years
Unregistered warrants	1,850	$12.00	2.5 years
	21,042

The warrants have a term of five years beginning October 3, 2012, and provide the warrant holder the right to acquire a share of our common stock for $12.00 per share. The warrants are redeemable by us for $0.01 per warrant share if our common stock trades at $17.50 or more per share for 20 out of 30 trading days. The warrants contain standard anti-dilution provisions.

The warrants contain a provision whereby the exercise price will be reduced if RLJE reorganized as a private company.  The reduction in exercise price depends upon the amount of other consideration, if any, received by the warrant holders in the reorganization and how many years after the Business Combination reorganization is consummated.  Generally, the reduction in exercise price would be between $6.00 and $9.00 assuming no additional consideration was received.  Because of this provision, all warrants are being accounted for as a derivative liability in accordance with ASC 815-40, Contracts in Entity’s Own Equity.

The fair value of the warrants as of March 31, 2015 and December 31, 2014 was $104,000 and $601,000, respectively.  The valuation of the warrants is a Level 3 measurement.  The registered warrants had been traded on the over-the-counter market and previously were reported as a Level 1 measurement, but due to the lack of trading activity since the first quarter of 2014, the warrant valuation for registered warrants was transferred to Level 3 and valued in the same manner as the Sponsor and unregistered warrants.  Because RLJE has agreed not to exercise its redemption right pertaining to certain warrants held by RLJ SPAC Acquisition LLC (or the Sponsor) and because the unregistered warrants generally have a discounted fair value as compared to the registered warrants, the valuation of the sponsor warrants and the unregistered warrants has always been a Level 3 measurement.  The increase (decrease) in the fair value of the warrants for the periods ended March 31, 2015 and 2014 was $(497,000) and $1.8 million, respectfully.

Subsequent to March 31, 2015, we issued approximately 9.3 million warrants.  The terms are described in our subsequent events footnote (See Note 14, Subsequent Events).

NOTE 11.	STOCK WARRANTS

RLJE had the following warrants outstanding:

	December 31, 2014
(In thousands, except per share data)	Shares	Exercise Price	Remaining Life
Registered warrants	15,375	$12.00	2.75 years
Sponsor warrants	3,817	$12.00	2.75 years
Unregistered warrants	1,850	$12.00	2.75 years
	21,042

At December 31, 2013 the same amount of shares at the same exercise price were outstanding with a remaining life of 3.75 years.  The warrants have a term of five years beginning October 3, 2012, and provide the warrant holder the right to acquire a share of our common stock for $12.00 per share. The warrants are redeemable by us for $0.01 per warrant share if our common stock trades at $17.50 or more per share for 20 out of 30 trading days. The warrants contain standard anti-dilution provisions.

The warrants contain a provision whereby the exercise price will be reduced if RLJE reorganized as a private company.  The reduction in exercise price depends upon the amount of other consideration, if any, received by the warrant holders in the reorganization and how many years after the Business Combination reorganization is consummated.  Generally, the reduction in exercise price would be between $6.00 and $9.00 assuming no additional consideration was received.  Because of this provision, all warrants are being accounted for as a derivative liability in accordance with ASC 815-40, Contracts in Entity’s Own Equity.

The fair value of the warrants as of December 31, 2014 and 2013 was $601,000 and $4.1 million, respectively.  The valuation of the warrants is a Level 3 measurement.  The registered warrants had been traded on the over-the-counter market and previously were reported as a Level 1 measurement, but due to the lack of trading activity since the first quarter of 2014, the warrant valuation for registered warrants was transferred to Level 3 and valued in the same manner of the Sponsor and unregistered warrants.  Because RLJE has agreed not to exercise its redemption right pertaining to certain warrants held by RLJ SPAC Acquisition LLC (or the Sponsor) and because the unregistered warrants generally have a discounted fair value as compared to the registered warrants, the valuation of the sponsor warrants and the unregistered warrants has always been a Level 3 measurement.  The decrease in the fair value of the warrants for the years ended December 31, 2014 and 2013 was $3.5 million and $201,000, respectfully.